Leases - Minimum Future Rental Commitments under ASC 840 (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Operating Leases
2021	$ 7,543
2022	7,722
2023	7,905
2024	8,093
2025	8,285
Thereafter	22,969
Total lease payments	62,517
Capital Leases
2021	775
2022	360
2023	298
2024	68
2025	0
Thereafter	0
Total lease payments	1,501
Less: Interest	(89)
Present value of lease payments	1,412
Less: long-term portion	(727)
Current portion	$ 685